DERIVATIVES	12 Months Ended
Oct. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
6.  DERIVATIVES

The table below lists the Company’s derivative instruments as of October 31, 2010:

Description	Principal	Original Issue Discount	Warrant Liability	Embedded Derivative Liability
Bridge Note 1-June 18, 2009	$1,131,353	$169,703	$250,392	$711,258
Bridge Note II & III-October 26 & 30, 2009	2,147,059	322,059	690,119	868,388
Optimus September 24, 2009	-	-	3,587,625	-
Other outstanding warrants	-	-	12,785,695	-
Total Valuation at Origination	3,278,412	491,762	17,313,831	1,579,646
Change in fair value	-	-	(5,352,697)	(493,132)
Accreted interest	-	(123,846)	-	-
Total Valuation as of October 31, 2009	$3,278,412	$367,916	$11,961,734	$1,086,514
Bridge Notes IV-December 1, 2009 through January 31. 2010	555,882	83,382	207,617	164,400
Bridge Note I- Extension of Maturity Date	-	-	202,500	103,400
Change in fair value	-	-	1,995,372	(905,259)
Accreted interest	-	(225,321)	-	-
Exercise of Common Stock Warrants	-	-	(1,702,073)	-
Total Valuation as of January 31, 2010	$3,834,294	$225,977	$12,665,150	$449,055
Bridge Note V	640,307	97,807	229,619	271,554
Change in fair value	-	-	5,363,854	421,404
Accreted interest	-	(251,188)	-	-
Exercise of common stock warrants	-	-	(1,790,823)	-
Note Payoffs	(1,040,177)	(4,222)	-	(64,354)
Total Valuation as of April 30, 2010	3,434,424	68,374	16,467,800	1,077,659
Issuance of Optimus Warrants	-	-	6,856,946	-
Bridge Note Conversions	(2,420,373)	-	-	(701,718)
Change in fair value	-	-	(3,866,801)	(260,843)
Accreted interest	-	(50,842)	-	-
Exercise of common stock warrants	-	-	(1,475,758)	-
Note Payoffs	(88,236)			(12,665)
Total Valuation as of July 31, 2010	$925,815	$17,532	$17,982,187	$102,433
Bridge Note VI	265,457	25,457	72,300	39,416
Note Payoff	(414,118)	-	-	(46,945)
Issuance of Warrants	-	-	1,042,559	-
Accreted Interest	-	(21,052)	-	-
Exercise of Warrants	-	-	(4,156,797)	-
Change in FV	-	-	(1,934,055)	(13,876)
Total Valuation as of October 31, 2010	$777,154	$21,937	$13,006,194	$81,028

Warrants

As of October 31, 2010, there were outstanding warrants to purchase 103,139,628 shares of our common stock with exercise prices ranging from $0.15 to $0.287 per share. Information on the outstanding warrants is as follows:

Type	ExercisePrice	Amount	Expiration Date	Type
Common Stock Purchase Warrant	$0.15	72,025,662	February 2011 – October 2012	2007 Securities Purchase Agreement
Common Stock Purchase Warrant	$0.15	14,813,851	June 2014 – August 2015	Bridge Notes
Common Stock Purchase Warrant	$0.1952 - $0.287	497,174	February 2011 – February 2012	Vendor & Other

	Subtotal	87,336,687

Common Stock Purchase Warrant	(1)	15,802,941	July 2013	Optimus Preferred Stock Purchase Agreement (7/19/2010)

	Grand Total	103,139,628

(1)    For purposes of this warrant, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

Warrant Liability/Embedded Derivative Liability

The fair value of the Warrants and Embedded Derivatives are estimated using the BSM model.  The fair value of the Warrants and Embedded Derivatives are estimated using an adjusted BSM model. The Company computes valuations, each quarter, using the BSM model for each derivative instrument to account for the various possibilities that could occur due to changes in the inputs to the BSM model as a result of contractually-obligated changes (for example, changes in strike price to account for down-round provisions). The Company effectively weights each calculation based on the likelihood of occurrence to determine the value of the derivative at the reporting date. As of October 31, 2010, the fair value of the Warrants and Embedded Derivatives were determined to be approximately $13.0 million and $81,000, respectively.  As of October 31, 2009, the fair value of the Warrants and Embedded Derivatives were determined to be approximately $12.0 million and $1.0 million, respectively We increased income approximately $446,000 for net changes in the fair value of the common stock warrant liability and embedded derivative liability for year ending October 31, 2010.  We increased income approximately $5.8 million for net changes in the fair value of the common stock warrant liability and embedded derivative liability for year ending October 31, 2009.

The repricing (“ratchet effect”) of our warrants both in January and September 2010 also increased the company’s warrant liability for the year ending October 31, 2010.  As a result of the increase in warrant liability due to the ratchet effect, the company issued approximately 21.8 million additional warrants to existing warrant holders. These warrants were recorded at their fair values at issuance and will continue to be recorded at fair value each subsequent balance sheet date. Any change in value between reporting periods will be recorded at each reporting date. These warrants will continue to be reported until such time as they are exercised, expire, or mature at which time these derivatives will be adjusted to fair value and reclassified from liabilities to equity. Of the total 21.8 million additional warrants, approximately 3.6 million warrants were issued to bridge note holders. The company recognized non-cash warrant expense of approximately $206,000, for the year ending October 31, 2010, related to the fair value of the additional warrants issued to bridge note holders because they were not contractually obligated (no anti-dilution provisions in their warrant agreements) to receive additional warrants due to ratchet effects.